Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 879	¥ 46,890	¥ 37,016
Net gains or losses from derivative contracts	(1,348)	(7,332)	(10,568)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(83,491)	(161,510)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	75,617	180,775	185,830
Changes in the fair value of the reinsurance contracts	2,559	7,108	15,739
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(350)	(270)	220
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(374)	(6,238)	(9,118)
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (624)	¥ (824)	¥ (1,670)